Quarterly Holdings Report
for
Fidelity Advisor® Technology Fund
October 31, 2021
AFTF-NPRT1-1221
1.809103.118
Common Stocks - 98.4%
	Shares	Value ($)
Capital Markets - 0.0%
Financial Exchanges & Data - 0.0%
Coinbase Global, Inc. (a)	3,600	1,149,912
Chemicals - 0.2%
Commodity Chemicals - 0.2%
LG Chemical Ltd.	16,570	11,828,947
Communications Equipment - 4.4%
Communications Equipment - 4.4%
Cisco Systems, Inc.	2,959,700	165,654,409
F5 Networks, Inc. (a)	276,500	58,382,975
		224,037,384
Diversified Financial Services - 0.1%
Other Diversified Financial Services - 0.1%
Ant International Co. Ltd. Class C (a)(b)(c)	2,163,455	4,651,428
Electronic Equipment & Components - 0.8%
Electronic Manufacturing Services - 0.8%
Flex Ltd. (a)	2,390,300	40,396,070
Entertainment - 1.3%
Movies & Entertainment - 1.3%
Netflix, Inc. (a)	94,666	65,348,886
Hotels, Restaurants & Leisure - 1.0%
Hotels, Resorts & Cruise Lines - 1.0%
Airbnb, Inc. Class A	306,700	52,341,422
Interactive Media & Services - 1.3%
Interactive Media & Services - 1.3%
Kuaishou Technology Class B (d)	40,900	544,072
Snap, Inc. Class A (a)	1,240,500	65,225,490
		65,769,562
Internet & Direct Marketing Retail - 0.0%
Internet & Direct Marketing Retail - 0.0%
Deliveroo PLC Class A (a)(d)	307,100	1,136,021
IT Services - 11.7%
Data Processing & Outsourced Services - 7.7%
Genpact Ltd.	862,800	42,579,180
MasterCard, Inc. Class A	239,500	80,357,040
PayPal Holdings, Inc. (a)	582,600	135,506,934
Square, Inc. (a)	234,700	59,731,150
Visa, Inc. Class A	358,916	76,007,641
		394,181,945
Internet Services & Infrastructure - 3.4%
Okta, Inc. (a)	89,200	22,048,456
Shopify, Inc. Class A (a)(e)	23,700	34,761,501
Twilio, Inc. Class A (a)	411,200	119,807,232
		176,617,189
IT Consulting & Other Services - 0.6%
Capgemini SA	143,500	33,392,852
TOTAL IT SERVICES		604,191,986
Life Sciences Tools & Services - 0.0%
Life Sciences Tools & Services - 0.0%
Eden Biologics, Inc. (a)(c)	387,462	0
Oil, Gas & Consumable Fuels - 0.9%
Oil & Gas Refining & Marketing - 0.9%
Reliance Industries Ltd.	1,218,700	41,237,114
Reliance Industries Ltd.	80,346	2,039,280
		43,276,394
Pharmaceuticals - 0.0%
Pharmaceuticals - 0.0%
Chime Biologics Ltd. (a)(c)	387,462	201,802
Road & Rail - 1.6%
Trucking - 1.6%
DiDi Global, Inc. ADR (e)	113,900	919,173
Lyft, Inc. (a)	713,642	32,734,759
TuSimple Holdings, Inc. (a)(e)	86,300	3,376,056
Uber Technologies, Inc. (a)	967,864	42,411,800
		79,441,788
Semiconductors & Semiconductor Equipment - 18.3%
Semiconductor Equipment - 1.8%
ASML Holding NV (Netherlands)	41,400	33,654,071
Teradyne, Inc.	447,300	61,834,752
		95,488,823
Semiconductors - 16.5%
GlobalFoundries, Inc.	638,600	31,125,364
Marvell Technology, Inc.	2,908,760	199,250,060
Microchip Technology, Inc.	760,400	56,338,036
NVIDIA Corp.	1,358,000	347,199,860
NXP Semiconductors NV	629,700	126,481,542
ON Semiconductor Corp. (a)	1,324,500	63,668,715
Taiwan Semiconductor Manufacturing Co. Ltd.	1,145,000	24,265,404
		848,328,981
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		943,817,804
Software - 36.1%
Application Software - 15.3%
Adobe, Inc. (a)	262,916	170,990,050
Autodesk, Inc. (a)	218,800	69,493,068
Confluent, Inc. (e)	11,500	781,425
HubSpot, Inc. (a)	17,200	13,935,956
Intuit, Inc.	143,200	89,641,768
IonQ, Inc. (b)	119,300	1,794,272
Pine Labs Private Ltd. (b)(c)	3,660	1,569,097
Procore Technologies, Inc. (a)	4,400	402,380
Salesforce.com, Inc. (a)	772,839	231,612,120
Workday, Inc. Class A (a)	282,300	81,861,354
Zoom Video Communications, Inc. Class A (a)	461,464	126,741,088
		788,822,578
Systems Software - 20.8%
GitLab, Inc.	4,100	460,020
Microsoft Corp.	3,023,400	1,002,619,908
Rapid7, Inc. (a)	275,900	35,522,125
Tenable Holdings, Inc. (a)	580,400	30,906,300
UiPath, Inc. Class A (a)	46,100	2,316,525
		1,071,824,878
TOTAL SOFTWARE		1,860,647,456
Technology Hardware, Storage & Peripherals - 20.7%
Technology Hardware, Storage & Peripherals - 20.7%
Apple, Inc.	6,981,816	1,045,876,039
Samsung Electronics Co. Ltd.	367,700	21,902,516
		1,067,778,555
TOTAL COMMON STOCKS (Cost $2,521,561,587)		5,066,015,417

Preferred Stocks - 1.6%
	Shares	Value ($)
Convertible Preferred Stocks - 1.4%
Aerospace & Defense - 0.2%
Aerospace & Defense - 0.2%
Relativity Space, Inc. Series E (b)(c)	482,616	11,020,585

Communications Equipment - 0.1%
Communications Equipment - 0.1%
Meesho Series F (b)(c)	46,600	3,572,929
Xsight Labs Ltd. Series D (b)(c)	101,300	809,995
		4,382,924
Electronic Equipment & Components - 0.2%
Electronic Equipment & Instruments - 0.2%
Enevate Corp. Series E (b)(c)	9,477,386	10,507,426

Internet & Direct Marketing Retail - 0.5%
Internet & Direct Marketing Retail - 0.5%
GoBrands, Inc. Series G (b)(c)	14,100	5,477,709
Instacart, Inc. Series I (b)(c)	29,110	3,375,305
Reddit, Inc.:
Series D(a)(b)(c)	94,300	5,827,212
Series E(b)(c)	5,300	327,510
Series F(b)(c)	154,614	9,554,279
		24,562,015
IT Services - 0.1%
Internet Services & Infrastructure - 0.1%
ByteDance Ltd. Series E1 (b)(c)	26,036	3,236,796

Metals & Mining - 0.1%
Precious Metals & Minerals - 0.1%
Diamond Foundry, Inc. Series C (b)(c)	151,757	3,501,034

Road & Rail - 0.0%
Trucking - 0.0%
Convoy, Inc. Series D (a)(b)(c)	81,762	1,396,495

Semiconductors & Semiconductor Equipment - 0.0%
Semiconductor Equipment - 0.0%
Astera Labs, Inc. Series C (b)(c)	135,400	455,188

Semiconductors - 0.0%
SiMa.ai Series B (b)(c)	231,000	1,184,429
Tenstorrent, Inc. Series C1 (b)(c)	6,600	392,398
		1,576,827
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		2,032,015

Software - 0.2%
Application Software - 0.2%
Databricks, Inc.:
Series G(b)(c)	12,600	2,777,700
Series H(b)(c)	33,262	7,332,688
		10,110,388
Systems Software - 0.0%
Nuvia, Inc. Series B (a)(b)	678,052	554,118

TOTAL SOFTWARE		10,664,506

Textiles, Apparel & Luxury Goods - 0.0%
Textiles - 0.0%
Discord, Inc. Series I (b)(c)	500	275,312

TOTAL CONVERTIBLE PREFERRED STOCKS		71,579,108
Nonconvertible Preferred Stocks - 0.2%
Software - 0.2%
Application Software - 0.2%
Pine Labs Private Ltd.:
Series 1(b)(c)	8,747	3,749,970
Series A(b)(c)	2,186	937,171
Series B(b)(c)	2,378	1,019,484
Series B2(b)(c)	1,923	824,419
Series C(b)(c)	3,578	1,533,942
Series C1(b)(c)	754	323,251
Series D(b)(c)	806	345,544
		8,733,781
TOTAL PREFERRED STOCKS (Cost $72,522,086)		80,312,889

Preferred Securities - 0.1%
	Principal Amount (f)	Value ($)
Electronic Equipment & Components - 0.1%
Electronic Equipment & Instruments - 0.1%
Enevate Corp. 0% 1/29/23 (b)(c)	4,035,056	4,035,056
Semiconductors & Semiconductor Equipment - 0.0%
Semiconductors - 0.0%
Tenstorrent, Inc. 0% (b)(c)(g)	370,000	370,000
TOTAL PREFERRED SECURITIES (Cost $4,405,056)		4,405,056

Money Market Funds - 0.3%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (h)	9,886,184	9,888,161
Fidelity Securities Lending Cash Central Fund 0.06% (h)(i)	8,347,425	8,348,259
TOTAL MONEY MARKET FUNDS (Cost $18,236,420)		18,236,420

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $2,616,725,149)	5,168,969,782
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(20,457,510)
NET ASSETS - 100.0%	5,148,512,272

Legend

(a)	Non-income producing
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $92,732,742 or 1.8% of net assets.

(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,680,093 or 0.0% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security is perpetual in nature with no stated maturity date.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Ant International Co. Ltd. Class C	5/16/18	8,245,741
Astera Labs, Inc. Series C	8/24/21	455,188
ByteDance Ltd. Series E1	11/18/20	2,852,873
Convoy, Inc. Series D	10/30/19	1,107,057
Databricks, Inc. Series G	2/01/21	2,234,836
Databricks, Inc. Series H	8/31/21	7,332,688
Diamond Foundry, Inc. Series C	3/15/21	3,642,168
Discord, Inc. Series I	9/15/21	275,312
Enevate Corp. Series E	1/29/21	10,507,436
Enevate Corp. 0% 1/29/23	1/29/21	4,035,056
GoBrands, Inc. Series G	3/02/21	3,521,014
Instacart, Inc. Series I	2/26/21	3,638,750
IonQ, Inc.	3/07/21	1,193,000
Meesho Series F	9/21/21	3,572,929
Nuvia, Inc. Series B	3/16/21	554,115
Pine Labs Private Ltd.	6/30/21	1,364,668
Pine Labs Private Ltd. Series 1	6/30/21	3,261,406
Pine Labs Private Ltd. Series A	6/30/21	815,072
Pine Labs Private Ltd. Series B	6/30/21	886,661
Pine Labs Private Ltd. Series B2	6/30/21	717,010
Pine Labs Private Ltd. Series C	6/30/21	1,334,093
Pine Labs Private Ltd. Series C1	6/30/21	281,136
Pine Labs Private Ltd. Series D	6/30/21	300,525
Reddit, Inc. Series D	2/04/19	2,045,018
Reddit, Inc. Series E	5/18/21	225,113
Reddit, Inc. Series F	8/11/21	9,554,279
Relativity Space, Inc. Series E	5/27/21	11,020,585
SiMa.ai Series B	5/10/21	1,184,429
Tenstorrent, Inc. Series C1	4/23/21	392,398
Tenstorrent, Inc. 0%	4/23/21	370,000
Xsight Labs Ltd. Series D	2/16/21	809,995

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	24,905,035	101,500,665	116,517,539	865	-	-	9,888,161	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	3,619,384	86,448,776	81,719,901	9,999	-	-	8,348,259	0.0%
Total	28,524,419	187,949,441	198,237,440	10,864	-	-	18,236,420

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Preferred Securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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